UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06223

Name of Fund:	Legg Mason Tax-Free Income Fund
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/05

Date of reporting period: 12/31/04

Item 1 – Schedule of Investments

Portfolio of Investments
Maryland Tax-Free Income Trust
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 91.1%

Maryland — 91.1%
Anne Arundel County, Maryland, Consolidated General Improvement Bonds, Series 1996	5.000%	9/1/16	$1,000	$1,048
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvements, Series 1999	6.500%	5/15/06	1,000	1,058
Anne Arundel County, Maryland, PCR Refunding Bonds (Baltimore Gas and Electric Company Project), Series 1994	6.000%	4/1/24	4,500	4,633
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series	4.750%	7/1/18	3,150	3,426
Carroll County, Maryland, GO Bonds, County Commisioners of Carroll County, Consolidated Public Improvement Bonds of 1995 (Pre-refunded 11/1/05)	5.375%	11/1/25	1,000	1,037	//A
City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds (St. John’s College Facility)
1998 Series	5.500%	10/1/18	1,000	1,042
1998 Series	5.500%	10/1/23	2,000	2,079
City of Baltimore, Maryland (Mayor and City Council of Baltimore), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1993, Series D (AMBAC insured)	6.000%	10/15/06	1,140	1,216
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects)
Series 1996-A (FGIC insured)	5.000%	7/1/22	1,550	1,709
Series 1996-A (FGIC insured) (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,120	//A
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994-A	5.000%	7/1/24	3,710	4,076
Series 1994-A	5.000%	7/1/24	1,890	2,066
Community Development Administration, Department of Housing and Community Development State of Maryland, Multi-Family Housing Revenue Bonds (Insured Mortgage Loans)
2001 Series B AMT	5.100%	5/15/16	1,090	1,145
1995 Series B AMT	5.800%	5/15/26	1,500	1,531
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
2001 Series H AMT	5.200%	9/1/22	1,790	1,846
2001 Series B AMT	5.375%	9/1/22	310	321
2000 Series H AMT	5.700%	9/1/22	1,780	1,823
1999 Series D AMT	5.375%	9/1/24	2,000	2,068
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,470
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds of 1998, Series A	5.000%	7/1/15	1,000	1,120
Harford County, Maryland, Consolidated Public Improvement Bonds, Series 1996 (Pre-refunded 3/1/06)	5.000%	3/1/12	315	331	//A
Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, 1991 Series B	0.000%	8/15/07	1,000	937	//B
IDA of Prince George’s County, Maryland Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project)
Series 2003B (MBIA insured)	5.125%	6/30/15	3,340	3,689
Series 2003B (MBIA insured)	5.000%	6/30/19	1,000	1,074
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.375%	7/1/16	1,000	1,109
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds The Johns Hopkins University Issue
Series 1998	6.000%	7/1/08	1,000	1,118
Series 1998	6.000%	7/1/10	500	577
Series 1997	5.625%	7/1/17	1,000	1,090
Series 1998	5.125%	7/1/20	3,000	3,223
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	3,035

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	813
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,207
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,082
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	1,000	1,059
Series 2002	6.000%	7/1/26	2,000	2,127
Series 2002	5.750%	7/1/27	1,050	1,097
Series 2002	5.800%	7/1/32	2,000	2,088
Series 2002	6.000%	7/1/37	1,000	1,057
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,061
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,367
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,236
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	3,021
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,051
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A	5.250%	7/1/18	1,640	1,762
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	549
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 2001	5.000%	5/15/12	1,500	1,622
Series 1990	0.000%	7/1/19	4,000	1,989	//B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	266
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2001	5.750%	7/1/21	3,000	3,221
Series 2000	6.750%	7/1/30	1,250	1,411
Series 2002	6.000%	7/1/32	1,000	1,072
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	529
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	355
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995
Series A (Pre-refunded 10/15/05) (FGIC insured)	0.000%	10/15/11	1,060	725	//A,B
Series A (FGIC insured)	0.000%	10/15/11	940	640	//B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,403
Series 1984B	6.500%	10/1/11	1,000	1,081
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement Refunding Bonds
of 1992, Series A	5.800%	7/1/07	4,000	4,346
of 1992, Series A	0.000%	7/1/10	3,000	2,506	//B
of 1999, Series A	5.000%	5/1/18	3,000	3,320
Montgomery County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1994 Series	5.375%	2/15/24	1,000	1,013
Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Refunding Bonds (Southwest Resource Recovery Facility), Series 1993 (MBIA insured)	7.200%	1/1/05	2,200	2,200
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425	3,748
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	1,000	1,067

		Maturity
	Rate	Date	Par	Value

Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1999 (FSA insured)	5.500%	10/1/13	4,500	5,033
Prince George’s County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1993 Series	6.375%	1/15/23	2,250	2,288
State of Maryland, GO Bonds, State and Local Facilities Loan
of 2000, First Series	5.500%	8/1/10	2,000	2,273
of 2001, First Series	5.500%	3/1/15	5,000	5,820
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.125%	5/1/21	1,310	1,421
University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A	5.125%	4/1/17	2,000	2,122
Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.250%	6/1/16	1,650	1,880
Water Supply Refunding Bonds 1997	5.750%	6/1/17	2,000	2,385
Water Supply Refunding Bonds 1997	6.000%	6/1/18	2,705	3,307
Water Supply Refunding Bonds 1997	6.000%	6/1/19	3,665	4,503

Total Municipal Bonds (Identified Cost — $134,246)				146,140

Variable Rate Demand Obligations — 7.4%

Maryland — 7.1%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village Inc. Project), Series 1999A VRDN	1.990%	1/6/05	1,970	1,970	//C
Community Development Administration, Maryland Department of Housing and Community Development, Residential Revenue Bonds, 2004 Series F VRDN	2.010%	1/6/05	2,000	2,000	//C
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985A VRDN	1.960%	1/5/05	1,500	1,500	//C
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN	2.000%	1/6/05	2,000	2,000	//C
Maryland State Industrial Development Financing Authority, Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN	2.000%	1/5/05	1,300	1,300	//C
Montgomery County, Maryland, Economic Development Revenue Bonds (Sandy Spring Friends School Facility), Series 2004 VRDN	2.000%	1/5/05	2,100	2,100	//C
Washington Suburban Sanitary District, GO Variable Rate Demand, BANS, 2003 Series B VRDN	2.000%	1/5/05	500	500	//C

				11,370

Mississippi — 0.3%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	2.180%	1/3/05	400	400	//C

Total Variable Rate Demand Obligations (Identified Cost — $11,770)				11,770

Total Investments — 98.5% (Identified Cost — $146,016)				157,910
Other Assets Less Liabilities — 1.5%				2,480

Net Assets — 100.0%				$160,390

Net Asset Value Per Share				$16.65

//A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

//B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

//C	The rate shown is the rate as of December 31, 2004 and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

1 of 2

Portfolio of Investments
Pennsylvania Tax-Free Income Trust
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 95.8%
Pennsylvania — 95.8%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System
Series 1997B (MBIA insured)	6.000%	7/1/24	$1,000	$1,208
Series 1997B (MBIA insured)	6.000%	7/1/26	2,250	2,701
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds
Refunding Series of 2001 (MBIA insured)	5.375%	12/1/17	1,000	1,115
Series of 2000 (MBIA insured)	5.500%	12/1/30	1,000	1,091
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.250%	3/1/32	1,190	1,239
Athens Area School District, Bradford County, Pennsylvania, GO Bonds, Series of 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,122
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 3/15/12) (FGIC insured)	5.375%	3/15/20	2,000	2,269	//A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 10/1/11) (FSA insured)	5.500%	10/1/18	1,660	1,895	//A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,159
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.000%	5/15/20	500	623
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001 (FSA insured)	5.250%	9/15/15	1,000	1,097
City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds, Series A of 1997 (AMBAC insured)	5.250%	9/1/18	2,000	2,111
Commonwealth of Pennsylvania, GO Bonds
Second Series of 1992 (FSA insured)	6.250%	7/1/12	2,000	2,380
First Series of 2002	5.250%	2/1/15	1,790	2,018
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999	5.750%	10/1/14	3,000	3,432
County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series of 2003 (Pre-refunded 7/15/13) (FGIC insured)	5.250%	7/15/23	500	567	//A
County of Chester, Pennsylvania, GO Bonds
Series of 2004	2.000%	9/1/05	1,630	1,630
Series of 1998	5.000%	6/15/15	1,000	1,061
Series of 2004	5.000%	9/1/15	1,280	1,384
County of Delaware, Pennsylvania, GO Bonds, Series of 1999	5.125%	10/1/16	2,650	2,864
County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds
Series of 1992 (AMBAC insured)	0.000%	8/1/13	2,000	1,427	//B
Series of 1992 (AMBAC insured)	0.000%	8/1/14	1,000	679	//B
Delaware County Authority (Commonwealth of Pennsylvania) University Revenue Refunding Bonds, Series of 2003 (Villanova University)	5.250%	8/1/14	1,000	1,121
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.625%	6/1/17	2,000	2,156	//A
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds, Series 2003	5.000%	5/15/17	2,000	2,175
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.250%	11/15/21	2,500	2,620
Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.000%	9/1/19	1,000	1,213
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series of 1999 (AMBAC insured)	5.125%	12/1/29	2,000	2,076
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	1,365	1,505
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	635	695
Series B of 2003 (MBIA insured)	5.250%	12/1/17	1,000	1,106
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds
Series of 2001 (AMBAC insured)	5.375%	7/15/19	1,000	1,106
Series of 2001 (AMBAC insured)	5.500%	7/15/32	1,000	1,089
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds
Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.375%	3/1/14	1,000	1,158	//A
Refunding Series of 2001 (FGIC insured)	5.500%	3/1/17	250	279
Refunding Series of 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,172
State Public School Building Authority, Commonwealth of Pennsylvania, School Revenue Bonds (School District of the City of York Project), Series of 2003 (FSA insured)	5.000%	5/1/19	1,655	1,771
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.250%	8/1/11	2,000	2,356
Series 2001A (FGIC insured)	5.375%	11/1/20	2,000	2,216
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Refunding Bonds (The Children’s Hospital of Philadelphia Project), Series A of 1993	5.000%	2/15/21	1,000	1,001

2 of 2

		Maturity
	Rate	Date	Par	Value

The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/13	900	1,022
The Pennsylvania State University Bonds Refunding, Series 2003	5.250%	3/1/18	1,000	1,098
The School District of Philadelphia, Pennsylvania, GO Bonds
Series A of 2000 (FSA insured)	5.750%	2/1/13	500	575
Series B of 2002 (FGIC insured)	5.625%	8/1/15	1,700	1,906
Union County, Pennsylvania, Higher Educational Facilities Financing Authority, University Revenue Bonds (Bucknell University), Series A of 2002	5.250%	4/1/20	1,000	1,094
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes, Series A of 2003 (MBIA insured)	5.250%	4/1/22	1,460	1,592

Total Municipal Bonds (Identified Cost — $65,989)				71,174

Variable Rate Demand Obligations — 3.0%

Pennsylvania — 3.0%
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995B VRDN	2.190%	1/3/05	1,000	1,000	//C
Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (City of Philadelphia Funding Program), Series of 2003 VRDN	2.000%	1/6/05	1,210	1,210	//C

Total Variable Rate Demand Obligations (Identified Cost — $2,210)				2,210

Total Investments — 98.8% (Identified Cost — $68,199)				73,384
Other Assets Less Liabilities — 1.2%				888

Net Assets — 100.0%				$74,272

Net Asset Value Per Share				$16.84

//A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

//B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

//C	The rate shown is the rate as of December 31, 2004 and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Portfolio of Investments
Tax-Free Intermediate Income Trust
December 31, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 89.6%
Arizona — 1.5%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2001 Series A	5.000%	1/1/11	$1,000	$1,105

California — 4.3%
State of California Economic Recovery Bonds, Series 2004A	5.000%	7/1/16	1,000	1,069
State of California Various Purpose, GO Bonds	5.000%	2/1/20	1,000	1,060
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.000%	5/15/13	1,000	1,113

				3,242

Delaware — 1.8%
The State of Delaware, GO Bonds, Series 2004A	5.000%	1/1/13	1,225	1,352

District of Columbia — 1.5%
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D	6.875%	8/15/31	1,000	1,093

Florida — 5.1%
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,177
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds
1995 Series A (Pre-refunded 1/1/05)	5.600%	1/1/08	1,000	1,010	//A
2000 Series A	5.500%	1/1/16	1,500	1,662

				3,849

Georgia — 3.0%
Development Authority of the City of Milledgeville and Baldwin County Revenue Bonds (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.500%	9/1/24	1,000	1,057
State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,168

				2,225

Hawaii — 1.5%
Hawaii State, GO Bonds of 2004, Series DD (MBIA insured)	5.000%	5/1/16	1,000	1,092

Louisiana — 4.2%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Refunding Bonds, Series 2004 (FSA insured)	5.250%	7/1/13	1,000	1,122
City of Lafayette, State of Louisiana, Public Improvement Sales Tax Bonds, Series 1999B (FGIC insured)	7.000%	3/1/09	750	876
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,134

				3,132

Maryland — 20.5%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.300%	2/1/17	450	469
Frederick County, Maryland, GO Bonds, Public Facilities Bonds of 2000	5.000%	12/1/15	1,000	1,093
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds
Kennedy Kreiger Issue, Series 1997	5.200%	7/1/09	400	425
Kennedy Kreiger Issue, Series 1997	5.250%	7/1/10	400	423
Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	1,000	1,012
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.750%	8/15/14	500	556
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.125%	7/1/14	400	424
Series 2002	6.000%	7/1/21	535	578
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,096

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds
University of Maryland Medical System Issue, Series 2000	6.125%	7/1/07	250	272
University of Maryland Medical System Issue, Series 2001	5.000%	7/1/10	1,000	1,082
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,100
Maryland Transportation Authority, Transportation Facilities Projects, Revenue Bonds, Series 1992	5.700%	7/1/05	1,000	1,019
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995 Series A (FGIC insured)	0.000%	10/15/06	750	695	//B
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/15	1,575	1,731
State of Maryland, GO Bonds
State and Local Facilities Loan of 2000, First Series	5.500%	8/1/10	2,000	2,273
State and Local Facilities Loan of 1998, First Series	5.000%	3/1/12	1,000	1,082

				15,330

Massachusetts — 1.5%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A (AMBAC insured)	5.750%	8/1/10	1,000	1,140

Michigan — 3.0%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,232

New York — 1.6%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,214

Pennsylvania — 13.0%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/17	1,000	1,119
City of Reading, Berks County, Pennsylvania, GO Bonds, Series of 2002 (AMBAC insured)	5.875%	11/15/12	1,200	1,405
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999	5.750%	10/1/14	2,000	2,288
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 2003 (MBIA insured)	5.250%	12/1/16	1,000	1,111
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1993 (AMBAC insured)	5.625%	6/15/08	1,000	1,103
Series 2001A (FGIC insured)	5.250%	11/1/17	1,000	1,101
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	561
The Pennsylvania State University Bonds, Series A of 1997	5.000%	8/15/16	1,000	1,069

				9,757

Texas — 11.1%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	2,000	2,293
City of Houston, Texas, Public Improvement, Refunding Bonds, Series 1995C	5.625%	4/1/10	1,000	1,009
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.375%	12/1/17	1,000	1,109
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.000%	10/1/17	1,000	563	//B
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System Revenue Bonds
Series 1987A (FGIC insured)	6.000%	9/1/15	250	276
Series 1987B (FGIC insured)	5.000%	9/1/15	855	946
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.125%	10/1/15	1,000	1,083
United Independent School District (Webb County, Texas), Unlimited Tax School Building Bonds, Series 1995	7.100%	8/15/06	1,000	1,075

				8,354

Virginia — 5.6%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds (James Lee Community Center), Series 2004	5.250%	6/1/19	1,000	1,091
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,076

		Maturity
	Rate	Date	Par	Value

Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2001 Series D, Subseries D-3 AMT	5.000%	1/1/15	870	912
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1998	5.750%	10/1/13	1,000	1,135

				4,214

Washington — 7.6%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured)	6.000%	1/1/10	1,115	1,272
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,129
State of Washington, Various Purpose GO Bonds, Series 2000B	6.000%	1/1/11	1,000	1,128
Tumwater Office Properties Lease Revenue Bonds, 2004 (Washington State Office Building)	5.250%	7/1/17	2,000	2,193

				5,722

West Virginia — 1.4%
West Virginia Hospital Finance Authority, Hospital Revenue Refunding Bonds (West Virginia University Hospitals, Inc.), 2003 Series A (FSA insured)	5.000%	6/1/07	1,000	1,060

Puerto Rico — 1.4%
Puerto Rico Highways and Transportation Authority, Highway Revenue Refunding Bonds, Series AA	5.000%	7/1/06	1,000	1,039

Total Municipal Bonds (Identified Cost — $63,345)				67,152

Variable Rate Demand Obligations — 8.6%

Indiana — 2.0%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN	2.180%	1/3/05	1,500	1,500	//C

Kentucky — 2.6%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group)
Series 1999 C VRDN	2.170%	1/3/05	500	500	//C
Series 1999 B VRDN	1.990%	1/5/05	1,470	1,470	//C

				1,970

Mississippi — 1.3%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	2.180%	1/3/05	1,000	1,000	//C

Texas — 2.7%
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (The Methodist Hospital), Series 2002 VRDN	2.200%	1/3/05	2,000	2,000	//C

Total Variable Rate Demand Obligations (Identified Cost — $6,470)				6,470

Total Investments — 98.2% (Identified Cost — $69,815)				73,622
Other Assets Less Liabilities — 1.8%				1,381

Net Assets — 100.0%				$75,003

Net Asset Value Per Share				$16.10

//A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

//B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

//C	The rate shown is the rate as of December 31, 2004 and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Security Valuation

Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees and management. In determining fair value, the Board of Trustees and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Tax-Free Income Fund Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Tax-Free Income Fund Date: February 25, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski Vice President and Treasurer, Legg Mason Tax-Free Income Fund Date: February 25, 2005